Provisions for employee benefits - Plan assets of pension and pension bonds (Details) - COP ($) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of defined benefit plans
Assets of benefit plan	$ 11,772	$ 11,530
Plan assets
Disclosure of defined benefit plans
Transfers into level 3	0	0
Transfers out of level 3	0	0
Transfers from level 1 to 2	0	0
Transfers from level 2 to 1	0	0
Fair value level 1
Disclosure of defined benefit plans
Assets of benefit plan	$ 6,155	$ 5,590
Percentage of plan assets	51.84%	58.48%
Fair value level 2
Disclosure of defined benefit plans
Assets of benefit plan	$ 5,617	$ 5,940
Percentage of plan assets	48.16%	51.52%
Foreign currency | Pension trust
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	$ 2,993	$ 3,046
Foreign currency | Pension trust | Fair value level 1
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	2,993	3,042
Foreign currency | Pension trust | Fair value level 2
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets		4
Local currency | Pension trust
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	284	224
Assets of benefit plan	3,346	3,242
Local currency | Pension trust | Fair value level 1
Disclosure of defined benefit plans
Assets of benefit plan	334	330
Local currency | Pension trust | Fair value level 2
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	284	224
Assets of benefit plan	3,012	2,912
Bonds issued by the national government | Pension trust
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	3,242	3,090
Bonds issued by the national government | Pension trust | Fair value level 1
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	2,591	1,981
Bonds issued by the national government | Pension trust | Fair value level 2
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	651	1,109
Bonds of private entities | Pension trust
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	1,684	1,705
Bonds of private entities | Pension trust | Fair value level 1
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	14	14
Bonds of private entities | Pension trust | Fair value level 2
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	1,670	1,691
Other public bonds | Floating interest rate | Pension trust
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	223	223
Other public bonds | Floating interest rate | Pension trust | Fair value level 1
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	$ 223	$ 223